FLAHERTY & CRUMRINE/CLAYMORE TOTAL RETURN FUND


Dear Shareholder:

     The Flaherty & Crumrine/Claymore Total Return Fund ("FLC") produced a total return on Net Asset Value ("NAV") of 3.2%(1) during the three month period ending August 31, 2004. Since the beginning of the fiscal year on December 1, 2003, the total return on NAV has been 3.7%.

     The NAV returns are consistent with our expectations for how the Fund should perform during periods of volatile long-term interest rates. As can be seen from the chart below, the yield on the 30 year U.S. Treasury bond has changed direction in each of the first three fiscal quarters of 2004 (changes in the value of the Fund's assets and hedge positions are closely correlated to the performance of this bond). The decline in rates during the first fiscal quarter contributed to strong returns for the period. The subsequent jump in rates during the second fiscal quarter resulted in negative returns for the period, as the Fund's hedges only partially offset the drop in value of the Fund's investment portfolio.

                               [GRAPHIC OMITTED]
    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:
--------------------------------------------------------------------------------

                     YIELD ON LONG-TERM U.S. TREASURY BOND

Date       Yield
12/01/03   5.155%
12/05/03   5.047%
12/12/03   5.090%
12/19/03   4.959%
12/26/03   4.969%
01/02/04   5.170%
01/09/04   4.964%
01/16/04   4.892%
01/23/04   4.938%
01/30/04   4.965%
02/06/04   4.928%
02/13/04   4.916%
02/20/04   4.954%
02/27/04   4.855%
03/05/04   4.743%
03/12/04   4.707%
03/19/04   4.718%
03/26/04   4.771%
04/02/04   4.972%
04/09/04   5.028%
04/16/04   5.174%
04/23/04   5.246%
04/30/04   5.281%
05/07/04   5.462%
05/14/04   5.500%
05/21/04   5.460%
05/28/04   5.345%
06/04/04   5.461%
06/11/04   5.474%
06/18/04   5.374%
06/25/04   5.336%
07/02/04   5.205%
07/09/04   5.213%
07/16/04   5.121%
07/23/04   5.171%
07/30/04   5.203%
08/06/04   5.034%
08/13/04   5.008%
08/20/04   5.027%
08/27/04   5.016%
08/31/04   4.935%


     As we began the most recent fiscal quarter, the Fund's hedge positions had appreciated significantly and were offsetting changes in value of the investment portfolio almost dollar-for-dollar. Following the weakness in March and April we were unwilling to risk further declines in NAV, so we maintained the existing hedge position. If interest rates had continued to rise, the NAV of the Fund should have remained reasonably stable. That is exactly how the Fund's safety net hedging strategy is intended to work!

     Shortly after the start of the third quarter, long-term interest rates reversed course and began a steady DECLINE, despite the fact that the Federal Reserve began INCREASING short-term rates in June (for a more detailed discussion of the economic conditions driving interest rates, see the "3rd Quarter Economic Update" on the Fund's website: WWW.FCCLAYMORE.COM). As expected, the Fund's preferred securities and corporate bonds appreciated throughout the period, while the hedge fell in value, dragging down overall performance. Initially this drag was substantial, but it lessened as rates continued to fall.

     The Fund also benefited from a modest, favorable move in the relationship between the Fund's preferred securities and U.S. Treasuries. Simply stated, the price of our preferreds rose by more than the price of corresponding Treasury bonds during the quarter. This was the opposite of conditions in the previous quarter.

--------------------------
     (1) Based on monthly data provide by Lipper Inc. Distributions are assumed to be reinvested at NAV in accordance with Lipper's practice.

     NAV investment performance is comprised of principal change and income. The discussion to this point has focused on factors that impact the principal change. Let's turn to the other component of performance -- income. The Fund's investment portfolio continues to produce sufficient amounts of dividend and interest income to support the current monthly dividend. There are, however, some potential warning flags on the horizon.

     The Federal Reserve's present policy of raising short-term interest rates directly affects the Fund by increasing the cost of its leverage. The Fed's policy has been in place for some time now, and we have factored it into our management strategy. However, changes in long-term interest rates and the resulting impact on income are more difficult to plan for. If long-term interest rates rise, the Fund's hedges should appreciate and enable the Fund to purchase additional income-producing securities; this additional income should tend to offset the higher leverage expense.

     Things get more challenging if long-term rates decline. This so-called "bull flattening" scenario (short-term rates rise while long-term rates decline), initially puts a strain on distributable income. Once again, the cost of LEVERAGE goes up along with higher short-term rates, but now the income generated by the investment portfolio may at some point actually fall if issuers retire older securities with relatively high coupons and replace them with new issues that pay a lower rate (the issuer is analogous to a homeowner refinancing a mortgage when interest rates drop).

     Fortunately, there is a bright side to this scenario -- as the yield curve flattens, the cost of the Fund's HEDGING strategy falls. The mathematics behind this are fairly complicated, but the concept is quite simple. Hedging a long-term security creates a package that closely resembles a short-term security. The market imposes a "charge" for this transformation, the amount of which is closely tied to the difference between long-term and short-term interest rates. The larger the difference, the more expensive it is to hedge. Therefore, the cost of hedging declines when the yield curve flattens and the interest rate differential shrinks. The benefits to the Fund don't materialize immediately, but they can be significant over time.

     Changes in investment income, leverage expense and the cost of hedging (as well as other factors like realized gains or losses) mean that setting the dividend rate entails both science and art. We carefully monitor all of these moving parts, and do our best to set a rate that is sustainable under current market conditions.

     Readers will notice some changes to the appearance of the information that follows. These changes are in accordance with recent changes to the SEC rules on shareholder reporting. The biggest change is the inclusion of a complete listing of the investment portfolio (previous reports for the Fund's first and third fiscal quarters did not include a portfolio listing). In addition, we've included a page entitled "Portfolio Overview" that contains a number of schedules summarizing important measures of the Fund's investments.

     We hope you will also continue to visit the Fund's web site at www.fcclaymore.com where a broad range of information about the Fund is updated regularly. We also encourage you to visit www.preferredstockguide.com. It contains useful information about most of the issues that make up the preferred securities universe.



           Sincerely,

           /S/DONALD F. CRUMRINE         /S/ROBERT M. ETTINGER

           Donald F. Crumrine            Robert M. Ettinger
           Chairman of the Board         President

October 11, 2004

--------------------------------------------------------------------------------
                     Flaherty & Crumrine/Claymore Total Return Fund Incorporated
                                                              PORTFOLIO OVERVIEW
                                                                 AUGUST 31, 2004
                     -----------------------------------------------------------

FUND STATISTICS ON 8/31/04
---------------------------------------------
Net Asset Value               $      23.71

Market Price                  $      23.46

Premium/Discount                     -1.05%

Yield on Market Price                 8.31%

Common Shares
Outstanding                      9,744,666

MOODY'S RATINGS             % OF PORTFOLIO
---------------------------------------------
AAA                                    1.1%

AA                                     2.1%

A                                     37.0%

BBB                                   46.6%

BB                                     8.8%

Not Rated                              3.5%
---------------------------------------------
Below by Investment Grade*    7.9%
* BELOW INVESTMENT GRADE BY BOTH MOODY'S AND
  S&P



INDUSTRY CATEGORIES         % OF PORTFOLIO
---------------------------------------------
[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Banks                        34%
Utilities                    27%
Insurance                    18%
REITs                         7%
Financial Services            6%
Other                         5%
Oil and Gas                   3%




TOP 10 HOLDINGS BY ISSUER   % OF PORTFOLIO
---------------------------------------------
J.P. Morgan Chase                      5.4%

Wachovia Corp                          4.8%

Duke Energy                            3.9%

HSBC Holdings PLC                      3.8%

Prudential Holdings                    3.6%

Lehman Brothers                        3.5%

Florida Power & Light                  2.6%

Nexen, Inc.                            2.6%

OneAmerica Financial                   2.5%

HBOS PLC                               2.3%

                                                                                                     % OF PORTFOLIO**
---------------------------------------------------------------------------------------------------------------------
Holdings Generating Qualified Dividend Income (QDI) for Individuals                                              17%
Holdings Generating Income Eligible for the Corporate Dividend Received Deduction (DRD)                          13%

---------------------------------------------------------------------------------------------------------------------

** THIS DOES NOT REFLECT YEAR-END RESULTS OR ACTUAL TAX  CATEGORIZATION  OF FUND DISTRIBUTIONS.  THESE PERCENTAGES
   CAN, AND DO, CHANGE, PERHAPS SIGNIFICANTLY, DEPENDING ON MARKET  CONDITIONS.  INVESTORS  SHOULD CONSULT THEIR TAX
   ADVISOR REGARDING THEIR PERSONAL SITUATION.

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Total Return Fund Incorporated
PORTFOLIO OF INVESTMENTS
AUGUST 31, 2004 (UNAUDITED)
-----------------------------------------------------------

SHARES/$ PAR                                                                                             VALUE
--------------                                                                                          -------
PREFERRED SECURITIES -- 70.6%
               BANKING -- 34.2%
---------------------------------------------------------------------------------------------------------------------------
       28,000  ABN AMRO Capital Fund Trust VII, 6.08% Pfd. .....................................  $        685,440**(1)
        1,000  ABN AMRO North America, Inc., 6.59% Pfd., 144A**** ..............................         1,063,315*
   $4,500,000  Astoria Capital Trust I, 9.75% 11/01/29 Capital Security, Series B ..............         5,642,752
       38,800  BAC Capital Trust I, 7.00% Pfd. .................................................         1,034,796
       25,000  BAC Capital Trust III, 7.00% Pfd. ...............................................           666,250
       10,900  BAC Capital Trust V, 7.00% Pfd. .................................................           288,741
        4,700  Bank One Capital Trust I, 8.00% Pfd. ............................................           118,957
       50,900  Bank One Capital Trust VI, 7.20% Pfd. ...........................................         1,351,649
   $1,000,000  BT Preferred Capital Trust II, 7.875% 02/25/27 Capital Security .................         1,115,910(1)
  $10,000,000  Chase Capital I, 7.67% 12/01/26 Capital Security ................................        10,920,350
       79,300  Chase Capital VII, 7.00% Pfd., Series G .........................................         2,005,497
       19,400  Chase Capital XI, 5.875% Pfd. 06/15/33 ..........................................           469,868
       30,000  Citigroup, Inc., 6.231% Pfd., Series H ..........................................         1,581,600*
       40,000  Cobank, ACB, 7.00% Pfd., 144A**** ...............................................         2,166,600*
       20,000  Colonial Capital Trust IV, 7.875% Pfd. ..........................................           532,600
       11,000  Comerica (Imperial) Capital Trust I, 7.60% Pfd. .................................           295,020
   $2,000,000  First Chicago NBD Capital A, 7.95% 12/01/26 Capital Security, 144A**** ..........         2,222,950
     $400,000  First Empire Capital Trust I, 8.234% 02/01/27 Capital Security ..................           450,164
   $1,900,000  First Hawaiian Capital I, 8.343% 07/01/27 Capital Security, Series B ............         2,176,241(1)
   $2,000,000  First Midwest Capital Trust I, 6.95% Pfd. 12/01/33, Capital Security ............         2,134,340
   $1,500,000  First Tennessee Capital Trust II, 6.30% 04/15/34 Capital Security, Series B .....         1,487,677
   $2,000,000  First Union Institutional Capital II, 7.85% 01/01/27 Capital Security ...........         2,220,330
       18,000  Fleet Capital Trust VII, 7.20% Pfd. .............................................           480,870
            2  FT Real Estate Securities Company, 9.50% Pfd., 144A**** .........................         2,685,636
   $2,795,000  Great Western Finance Trust II, 8.206% 02/01/27 Capital Security, Series A ......         3,119,905
   $6,000,000  GreenPoint Capital Trust I, 9.10% 06/01/27 Capital Security .....................         6,925,290
   $8,000,000  HBOS Capital Funding LP, 6.85% Pfd. .............................................         8,209,240(1)
   $6,820,000  HSBC Capital Funding LP, 10.176% 144A**** .......................................        10,191,365(1)
     $855,000  HSBC Capital Trust II, 8.38% 05/15/2027 Capital Security, 144A**** ..............           960,486(1)
   $3,000,000  Haven Capital Trust I, 10.46% 02/01/27 Capital Security .........................         3,514,320
        4,200  Household Capital Trust VI, 8.25% Pfd. ..........................................           114,303
    1,940,000  J.P. Morgan Capital Trust I, 7.54% 01/15/27 Capital Security ....................         2,113,892
        6,455  J.P. Morgan Chase & Co., 6.625% Pfd., Series H ..................................           344,245*
   $5,000,000  KeyCorp Institutional Capital A, 7.826% 12/01/26 Capital Security, Series A .....         5,478,675
           10  Marshall & Ilsley Investment II, 8.875% Pfd., 144A**** ..........................         1,110,883
   $2,500,000  North Fork Capital Trust I, 8.70% 12/15/26 Capital Security .....................         2,848,325
     $810,000  North Fork Capital Trust II,8.00% 12/15/27 Capital Security .....................           911,748
   $4,000,000  RBS Capital Trust B, 6.80% Pfd. .................................................         4,116,520**(1)

--------------------------------------------------------------------------------
                     Flaherty & Crumrine/Claymore Total Return Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                     AUGUST 31, 2004 (UNAUDITED)
                     -----------------------------------------------------------

SHARES/$ PAR                                                                                             VALUE
--------------                                                                                          -------
PREFERRED SECURITIES -- (CONTINUED)
               BANKING -- (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
        2,100  Regions Financial Trust I, 8.00% Pfd. ...........................................  $         56,994
   $1,600,000  Republic New York Capital I, 7.75% 11/15/26 Capital Security ....................         1,761,624(1)
     $716,000  Republic New York Capital II, 7.53% 12/04/26 Capital Security ...................           781,392(1)
           20  Roslyn Real Estate, 8.95% Pfd., Pvt., Series C, 144A**** ........................         2,112,718
       20,000  Royal Bank of Scotland Group PLC, 6.40% Pfd., Series M ..........................           504,800**(1)
   $5,050,000  Union Planters Capital Trust, 8.20% 12/15/26 Capital Security ...................         5,662,414
       19,000  USB Capital V, 7.25% Pfd. .......................................................           507,585
   $5,000,000  Wachovia Capital Trust I, 7.64% 01/15/27 Capital Security, 144A**** .............         5,432,300
      350,000  Wachovia Preferred Funding, 7.25% Pfd., Series A ................................         9,698,500
        7,900  Wells Fargo Capital Trust IV, 7.00% Pfd. ........................................           206,862
      100,000  Wells Fargo Capital Trust IX, 5.625% Pfd. .......................................         2,375,000
-------------------------------------------------------------------------------------------------------------------
                                                                                                       122,856,939
                                                                                                  ----------------
               FINANCIAL SERVICES -- 3.9%
------------------------------------------------------------------------------------------------------------------------
        9,900  The Bear Stearns Companies Inc., 5.49% Pfd., Series G ...........................           473,616*
               Lehman Brothers Holdings, Inc.:
       50,000    5.94% Pfd., Series C ..........................................................         2,491,250*
      192,100    6.50% Pfd., Series F ..........................................................         5,007,086*
        9,700  Merrill Lynch Capital Trust III, 7.00% Pfd. .....................................           257,826
      168,650  Merrill Lynch Capital Trust V, 7.28% Pfd. .......................................         4,551,864
       17,200  Morgan Stanley Capital Trust II, 7.25% Pfd. .....................................           452,102
       30,000  Morgan Stanley Capital Trust III, 6.25% Pfd. ....................................           748,500
        6,000  Morgan Stanley Capital Trust V, 5.75% Pfd. ......................................           141,480
-------------------------------------------------------------------------------------------------------------------
                                                                                                        14,123,724
                                                                                                  ----------------
               INSURANCE -- 9.9%
------------------------------------------------------------------------------------------------------------------------
       15,000  AAG Holding Company, Inc., 7.25% Pfd ............................................           377,400
      177,380  ACE Ltd., 7.80% Pfd., Series C ..................................................         4,774,182**(1)
   $6,420,000  AON Capital Trust A, 8.205% 01/01/27 Capital Security ...........................         7,361,204
      189,400  Everest Re Capital Trust II, 6.20% Pfd., Series B ...............................         4,516,243(1)
               ING Groep NV:
       36,000    7.05% Pfd. ....................................................................           946,800**(1)
      125,000    7.20% Pfd. ....................................................................         3,327,500**(1)
       40,000  St. Paul Capital Trust I, 7.60% Pfd. ............................................         1,058,000
   $4,815,000  USF&G Capital, 8.312% 07/01/46 Capital Security, 144A**** .......................         5,698,938
       30,000  XL Capital Ltd., 7.625% Pfd., Series B ..........................................           817,650**(1)
        6,675  Zurich RegCaPS Funding Trust, 6.58% Pfd., 144A**** ..............................         6,916,168*
-------------------------------------------------------------------------------------------------------------------
                                                                                                        35,794,085
                                                                                                  ----------------

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Total Return Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)
-----------------------------------------------------------



SHARES/$ PAR                                                                                             VALUE
--------------                                                                                          -------
PREFERRED SECURITIES -- (CONTINUED)
               UTILITIES -- 13.9%
------------------------------------------------------------------------------------------------------------------------
      225,000  Alabama Power Company, 5.30% Pfd. ...............................................  $      5,429,250*
       45,700  Baltimore Gas & Electric Company, 6.70% Pfd., Series 1993 .......................         4,788,446*
   $2,750,000  COMED Financing II, 8.50% 01/15/27 Capital Security, Series B ...................         3,124,907
               Duke Energy Corporation:
       50,214    7.04% Pfd., Series Y ..........................................................         5,186,102*
       22,934    7.85% Pfd., Series S ..........................................................         2,378,829*
       37,000  Duquesne Light Company, 6.50% Pfd. ..............................................         1,904,760*
       20,000  Energy East Capital Trust I, 8.25% Pfd. .........................................           532,700
          758  Entergy Arkansas, Inc., 7.40% Pfd. ..............................................            78,927*
       70,000  Florida Power Company, FPC Capital I, 7.10% Pfd., Series A ......................         1,761,900
   $4,500,000  Houston Light & Power, Capital Trust II, 8.257%, 02/01/37 Capital Security ......         4,751,820
       30,445  Indianapolis Power & Light Company, 5.65% Pfd. ..................................         2,752,989*
               Interstate Power & Light Company:
       90,000    7.10% Pfd., Series C ..........................................................         2,412,900*
       38,600    8.375% Pfd., Series B .........................................................         1,229,024*
   $5,000,000  PECO Energy Capital Trust IV, 5.75% 06/15/33 Capital Security ...................         4,704,800
       16,200  PSEG Funding Trust II, 8.75% Pfd. ...............................................           446,229
       30,000  Public Service Electric & Gas, 4.30% Pfd., Series C .............................         2,342,700*
      120,000  Southern Union Company, 7.55% Pfd. ..............................................         3,283,800*
       10,000  Southwest Gas Capital II, 7.70% Pfd. ............................................           266,200
        5,000  Union Electric Company, $7.64 Pfd. ..............................................           522,350*
       82,717  Wisconsin Power & Light Company, 6.50% Pfd. .....................................         2,132,858*
-------------------------------------------------------------------------------------------------------------------
                                                                                                        50,031,491
                                                                                                  ----------------
               OIL AND GAS -- 0.8%
------------------------------------------------------------------------------------------------------------------------
        2,750  EOG Resources, Inc., 7.195% Pfd., Series B ......................................         3,010,329*
-------------------------------------------------------------------------------------------------------------------
                                                                                                         3,010,329
                                                                                                  ----------------
               REAL ESTATE INVESTMENT TRUST (REIT) -- 6.6%
------------------------------------------------------------------------------------------------------------------------
       16,020  AMB Property Corporation, 6.75% Pfd., REIT, Series M ............................           395,534
       40,000  BRE Properties, Inc., 6.75% Pfd., REIT, Series C ................................           978,000
       38,750  Carramerica Realty Corporation, 7.50% Pfd., REIT, Series E ......................           997,231
               Duke Realty Corporation:
       19,549    6.625% Pfd., REIT, Series J ...................................................           480,319
       50,000    6.50% Pfd., REIT, Series K ....................................................         1,211,000
               Equity Residential Properties:
       18,962    6.48% Pfd., REIT, Series N ....................................................           467,887
       85,000    8.29% Pfd., REIT, Series K ....................................................         5,208,375
      100,000  Health Care Property Investment, 7.10% Pfd., REIT, Series F .....................         2,535,500

--------------------------------------------------------------------------------
                     Flaherty & Crumrine/Claymore Total Return Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                     AUGUST 31, 2004 (UNAUDITED)
                     -----------------------------------------------------------



SHARES/$ PAR                                                                                             VALUE
--------------                                                                                          -------
PREFERRED SECURITIES -- (CONTINUED)
               REAL ESTATE INVESTMENT TRUST (REIT)  -- (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
               PS Business Parks, Inc.:
       57,000    6.875% Pfd., REIT, Series I ...................................................  $      1,341,780
       34,500    7.60% Pfd., REIT, Series L ....................................................           874,575
       45,000    7.95% Pfd., REIT, Series K ....................................................         1,171,575
               Public Storage, Inc.:
       44,200    7.50% Pfd., REIT, Series V ....................................................         1,189,643
        1,400    7.625% Pfd., REIT, Series T ...................................................            37,072
       48,600    8.00% Pfd., REIT, Series R ....................................................         1,305,639
      125,000  Regency Centers Corporation, 7.25% Pfd., REIT ...................................         3,160,625
       95,000  Weingarten Realty Investment, 6.95% Pfd., REIT ..................................         2,434,375
-------------------------------------------------------------------------------------------------------------------
                                                                                                        23,789,130
                                                                                                  ----------------
               MISCELLANEOUS INDUSTRIES -- 1.3%
------------------------------------------------------------------------------------------------------------------------
       65,300  Delphi Trust I, 8.25% Pfd. ......................................................         1,738,613
       34,000  Ocean Spray Cranberries, Inc., 6.25% Pfd., 144A**** .............................         2,827,100*
-------------------------------------------------------------------------------------------------------------------
                                                                                                         4,565,713
                                                                                                  ----------------
               TOTAL PREFERRED SECURITIES
                 (Cost $246,712,653)                                                                   254,171,411
                                                                                                  ----------------
CORPORATE DEBT SECURITIES -- 25.1%
               FINANCIAL SERVICES -- 1.7%
------------------------------------------------------------------------------------------------------------------------
       45,000  Corp-Backed Trust Certificates, 5.80% Pfd., Series Goldman Sachs ................         1,089,450
   $5,000,000  Lehman Brothers, Guaranteed Note, Variable Rate, 12/16/16, 144A**** .............         5,025,000
-------------------------------------------------------------------------------------------------------------------
                                                                                                         6,114,450
                                                                                                  ----------------
               INSURANCE -- 8.1%
------------------------------------------------------------------------------------------------------------------------
       20,000  American Financial Group, Inc., 7.125% 02/03/34, Senior Note ....................           504,500
   $8,700,000  OneAmerica Financial Partners, 7.00% 10/15/33, 144A**** .........................         8,911,497
  $10,455,000  Prudential Holdings LLC, 8.695% 12/18/23, 144A**** ..............................        12,980,719
   $7,000,000  UnumProvident Corporation, 7.25% 03/15/28, Senior Notes .........................         6,655,495
-------------------------------------------------------------------------------------------------------------------
                                                                                                        29,052,211
                                                                                                  ----------------
               OIL AND GAS -- 2.6%
------------------------------------------------------------------------------------------------------------------------
      356,200  Nexen, Inc., 7.35% Subordinated Notes ...........................................         9,254,076(1)
-------------------------------------------------------------------------------------------------------------------
                                                                                                         9,254,076
                                                                                                  ----------------

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Total Return Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
AUGUST 31, 2004 (UNAUDITED)
------------------------------------------------------------



SHARES/$ PAR                                                                                             VALUE
--------------                                                                                          -------
CORPORATE DEBT SECURITIES -- (CONTINUED)
               UTILITIES -- 10.4%
------------------------------------------------------------------------------------------------------------------------
   $2,000,000  AEP Texas Central Company, 6.65% 02/15/33, Senior Notes, Series E ...............  $      2,154,360
   $6,100,000  Constellation Energy Group, 7.60% Pfd., 04/1/32, Senior Notes ...................         7,071,761
               Duke Capital Corporation:
       27,200    7.875% 02/15/32, Corp-Backed Trust ............................................           710,056
   $5,000,000    8.00% 10/01/19 Senior Notes ...................................................         5,902,275
        5,000  Entergy Mississippi, Inc., 7.25%, 1st Mortgage ..................................           131,925
       75,000  Georgia Power Company, 6.00% Pfd., FGIC Insured .................................         1,899,000
   $4,000,000  Indianapolis Power & Light Company, 6.60% 01/01/34, 1st Mortgage, 144A**** ......         4,233,500
   $4,000,000  Interstate Power & Light Company, 6.45% 10/15/33, Senior Notes ..................         4,236,700
   $5,670,000  Oncor Electric Delivery Company, 7.25% 01/15/33, Secured ........................         6,607,109
   $4,000,000  Wisconsin Electric Power Company, 6.875% 12/01/95 ...............................         4,450,240
-------------------------------------------------------------------------------------------------------------------
                                                                                                        37,396,926
                                                                                                  ----------------
               MISCELLANEOUS -- 2.3%
------------------------------------------------------------------------------------------------------------------------
       35,325  Ford Motor Company, 7.50% 06/10/43, Senior Notes ................................           912,091
   $6,265,000  General Motors Corporation, 8.80% 03/01/21 ......................................         6,911,078
       25,300  Maytag Corporation, 7.875% 08/01/31 .............................................           671,209
-------------------------------------------------------------------------------------------------------------------
                                                                                                         8,494,378
                                                                                                  ----------------
               TOTAL CORPORATE DEBT SECURITIES
                 (Cost $88,274,341) ............................................................        90,312,041
                                                                                                  ----------------
CONVERTIBLE SECURITIES -- 2.8%
               INSURANCE -- 0.2%
------------------------------------------------------------------------------------------------------------------------
       36,000  XL Capital Ltd., 6.50% Mandatory Convertible, 05/15/07 ..........................           854,100(1)
-------------------------------------------------------------------------------------------------------------------
                                                                                                           854,100
                                                                                                  ----------------
               UTILITIES -- 2.6%
------------------------------------------------------------------------------------------------------------------------
      161,500  FPL Group, Inc., 8.50% Mandatory Convertible, Series A 02/16/05                           9,299,978
-------------------------------------------------------------------------------------------------------------------
                                                                                                         9,299,978
                                                                                                  ----------------
               TOTAL CONVERTIBLE SECURITIES
                 (Cost $10,034,398) ............................................................        10,154,078
                                                                                                  ----------------
OPTION CONTRACTS -- 0.1%
        2,475  October Put Options on December U.S. Treasury Bond Futures, Expiring 9/25/04 ....           249,609+
-------------------------------------------------------------------------------------------------------------------
               TOTAL OPTION CONTRACTS
                 (Cost $1,875,470) .............................................................           249,609
                                                                                                  ----------------

--------------------------------------------------------------------------------
                     Flaherty & Crumrine/Claymore Total Return Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                     AUGUST 31, 2004 (UNAUDITED)
                     -----------------------------------------------------------



SHARES/$ PAR                                                                                             VALUE
--------------                                                                                          -------
MONEY MARKET FUND -- 0.6%
    2,059,710  BlackRock Provident Institutional, TempFund                                        $      2,059,710
-------------------------------------------------------------------------------------------------------------------
               TOTAL MONEY MARKET FUND
                 (Cost $2,059,710) .............................................................         2,059,710
                                                                                                  ----------------

 TOTAL INVESTMENTS (Cost $348,956,572***) ..........................................     99.2%         356,946,849
 OTHER ASSETS AND LIABILITIES (Net) ................................................      0.8%           2,725,646
                                                                                      ---------   ----------------
 TOTAL NET ASSETS AVAILABLE TO COMMON STOCK AND PREFERRED STOCK ....................    100.0%++  $    359,672,495
                                                                                      ---------   ----------------
 AUCTION MARKET PREFERRED STOCK (AMPS) REDEMPTION VALUE ........................................      (128,500,000)
 ACCUMULATED UNDECLARED DISTRIBUTIONS TO AMPS ..................................................           (80,759)
                                                                                                  ----------------
 TOTAL NET ASSETS AVAILABLE TO COMMON STOCK ....................................................  $    231,091,736
                                                                                                  ================

-----------------------------
     * Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.
    ** Securities distributing Qualified Dividend Income only.
   *** Aggregate cost of securities held.
  **** Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
   (1) Foreign issuer.
     + Non-income producing.
    ++ The percentage shown for each investment  category is the total value of that category as a percentage of net assets  available to Common and Preferred Stock.

ABBREVIATIONS:
REIT   -- Real Estate Investment Trust
PFD.   -- Preferred Securities
PVT.   -- Private Placement Securities
          Capital  Securities  are  treated  as debt  instruments  for  financial statement  purposes and the amounts  shown in the Shares/$ Par column are dollar amounts of par value.

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Total Return Fund Incorporated
FINANCIAL DATA
PER SHARE OF COMMON STOCK (UNAUDITED)
----------------------------------------------

                                         TOTAL                                         DIVIDEND
                                       DIVIDENDS       NET ASSET        NYSE         REINVESTMENT
                                         PAID            VALUE      CLOSING PRICE      PRICE (1)
                                       ---------       ---------    -------------    ------------
December 31, 2003 - Extra ........     $0.0400          $24.41          $25.85          $24.56
December 31, 2003 ................      0.1625           24.41           25.85           24.56
January 31, 2004 .................      0.1625           24.65           25.80           24.65
February 29, 2004 ................      0.1625           24.72           25.86           24.72
March 31, 2004 ...................      0.1625           24.84           25.93           24.84
April 30, 2004 ...................      0.1625           24.02           23.24           23.47
May 31, 2004 .....................      0.1625           23.45           23.48           23.45
June 30, 2004 ....................      0.1625           23.22           22.25           22.94
July 31, 2004 ....................      0.1625           23.28           22.69           22.89
August 31, 2004 ..................      0.1625           23.71           23.46           23.68

--------------------
 (1) Whenever the net asset value per share of the Fund's common stock is less than or equal to the market price per share on the payment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of common stock will be purchased in the open market.

--------------------------------------------------------------------------------
                     Flaherty & Crumrine/Claymore Total Return Fund Incorporated
                 STATEMENT OF CHANGES IN NET ASSETS AVAILABLE TO COMMON STOCK(1) FOR THE PERIOD FROM DECEMBER 1, 2003 THROUGH AUGUST 31, 2004 (UNAUDITED)
        ------------------------------------------------------------------------

                                                                                                            VALUE
                                                                                                           (000'S)
                                                                                                            --------
OPERATIONS:
------------------------------------------------------------------------------------------------------------------------
     Net investment income .........................................................................    $     13,940
     Net realized loss on investments sold during the period .......................................          (5,197)
     Change in net unrealized appreciation of investments held during the period ...................           1,063
     Distributions to Auction Market Preferred Stock (AMPS) Shareholders from net
         investment income, including changes in accumulated undeclared distributions ..............          (1,267)
                                                                                                        ------------
         NET INCREASE IN NET ASSETS FROM OPERATIONS ................................................           8,539

DISTRIBUTIONS:
------------------------------------------------------------------------------------------------------------------------
     Dividends paid from net investment income to Common Stock Shareholders(2) .....................         (14,611)
                                                                                                        ------------
         TOTAL DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS ..........................................         (14,611)

FUND SHARES TRANSACTIONS:
------------------------------------------------------------------------------------------------------------------------
     Increase from Common Stock Transactions .......................................................           1,665
                                                                                                        ------------
         NET INCREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS ...................................           1,665


NET DECREASE IN NET ASSETS AVAILABLE TO COMMON STOCK FOR THE
                                                                                                        ------------
     PERIOD ........................................................................................          (4,407)
                                                                                                        ============



NET ASSETS AVAILABLE TO COMMON STOCK:
---------------------------------------------------------------------------------------------------------------------------
     Beginning of period ...........................................................................         235,499
     Net decrease during the period ................................................................          (4,407)
                                                                                                        ------------
     End of period .................................................................................    $    231,092
                                                                                                        ============

--------------------------------------------------------
(1) These tables  summarize  the nine months ended August 31, 2004 and should be read in conjunction  with the Fund's audited  financial  statements,  including footnotes,  in its Annual Report dated  November 30, 2003.
(2) Includes  income earned, but not paid out, in prior fiscal year.

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Total Return Fund Incorporated
FINANCIAL HIGHLIGHTS(1)
FOR THE PERIOD FROM DECEMBER 1, 2003 THROUGH  AUGUST 31,2004 (UNAUDITED)
FOR A COMMON SHARE OUTSTANDING THROUGHOUT THE PERIOD.
-----------------------------------------------------

PERSHARE OPERATING PERFORMANCE:
     Net asset value, beginning of period ..........................................................   $       24.33
                                                                                                       -------------
INVESTMENT OPERATIONS:
     Net investment income .........................................................................            1.43
     Net realized loss and unrealized depreciation on investments ..................................           (0.42)

DISTRIBUTIONS TO AMPS* SHAREHOLDERS:
     From net investment income ....................................................................           (0.13)
     From net realized capital gains ...............................................................              --
                                                                                                       -------------
     Total from investment operations ..............................................................            0.88
                                                                                                       -------------

DISTRIBUTIONS TO COMMON SHAREHOLDERS:
     From net investment income ....................................................................           (1.50)
     From net realized capital gains ...............................................................              --
                                                                                                       -------------
     Total distributions to Common Shareholders ....................................................           (1.50)
                                                                                                       -------------
     Net asset value, end of period ................................................................   $       23.71
                                                                                                       =============
     Market value, end of period ...................................................................   $       23.46
                                                                                                       =============
     Common shares outstanding, end of period ......................................................       9,744,666
                                                                                                       =============
RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON STOCK SHAREHOLDERS:
     Net investment income + .......................................................................            7.22%**
     Operating expenses ............................................................................            1.56%**

--------------------------------------------------------
SUPPLEMENTAL DATA:++
     Portfolio turnover rate .......................................................................              70%***
     Total net assets available to Common and Preferred Stock, end of period (in 000's) ............   $     359,672
     Ratio of operating expenses to total average net assets available to Common and
         Preferred  Stock ..........................................................................            1.01%**
(1) These  tables  summarize  the nine months ended August 31, 2004 and should be read in conjunction  with the Fund's audited financial statements,  including footnotes,  in its Annual Report dated November 30, 2003.
*   Auction Market Preferred Stock.
**  Annualized.
*** Not annualized.
+   The net investment income ratios reflect income net of operating  expenses and payments  to  AMPS*  Shareholders.
++  Information   presented  under  heading Supplemental Data includes AMPS*.
--------------------------------------------------------------------------------------------------------------------

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

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

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
[BEGIN SIDEBAR]
DIRECTORS
   Martin Brody
   Donald F. Crumrine, CFA
   Nicholas Dalmaso
   David Gale
   Morgan Gust
   Robert F. Wulf, CFA

OFFICERS
   Donald F. Crumrine, CFA
     Chairman of the Board
     and Chief Executive Officer
   Robert M. Ettinger, CFA
     President
   R. Eric Chadwick, CFA
     Chief Financial Officer,
     Vice President, Treasurer
     and Secretary
   Peter C. Stimes, CFA
     Chief Compliance
     Officer and Vice President
   Nicholas Dalmaso
     Vice President
   Bradford S. Stone
     Vice President
   Laurie Lodolo
     Assistant Compliance Officer,
     Assistant Treasurer and
     Assistant Secretary

INVESTMENT ADVISER
   Flaherty & Crumrine Incorporated
   e-mail: flaherty@pfdincome.com

QUESTIONS CONCERNING YOUR SHARES OF FLAHERTY &
  CRUMRINE/CLAYMORE TOTAL RETURN FUND?
   o If your shares are held in a brokerage
     Account, contact your broker.
   o If you have physical possession of your shares in certificate form, contact the Fund's Transfer Agent & Shareholder Servicing Agent --
               PFPC Inc.
               P.O. Box 43027
               Providence, RI 02940-3027
               1-800-331-1710
THIS REPORT IS SENT TO SHAREHOLDERS OF FLAHERTY & CRUMRINE/CLAYMORE TOTAL RETURN FUND INCORPORATED FOR THEIR INFORMATION. IT IS NOT A PROSPECTUS, CIRCULAR OR REPRESENTATION INTENDED FOR USE IN THE PURCHASE OR SALE OF SHARES OF THE FUND OR OF ANY SECURITIES MENTIONED IN THIS REPORT.
[END SIDEBAR]
                               [GRAPHIC OMITTED]
                                   LIGHTHOUSE
                          Flaherty & Crumrine/Claymore
                          ============================
                               Total Return Fund

                                    Quarterly
                                     Report

                                 August 31, 2004





                          web site: www.fcclaymore.com